(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Lossearnings Per Share
(LOSS)/EARNINGS PER SHARE

9.	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share is calculated by dividing the (loss)/profit for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the (loss)/profit attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net (loss)/earnings per share for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)
(Loss)/ profit:
(Loss)/ profit attributable to ordinary equity holders of the Company	(43,042)	24,336	(48,152)	(7,576)

Number of shares:
Weighted average number of common shares for basic and diluted loss per share:
Basic and diluted	27,910,916	31,308,653	40,720,246	40,720,246

(Loss)/earnings per share:
Basic and diluted	(1.54)	0.78	(1.18)	(0.19)

The Company did not have any potential diluted shares for the years ended December 31, 2019 and 2020. For the year ended December 31, 2021, the effects of the outstanding warrants were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted (loss)/earnings per share amounts are the same as the basic (loss)/earnings per share amounts for all periods presented.